Rachael M. Zufall

Managing Director, Associate General Counsel

8500 Andrew Carnegie Boulevard

Charlotte, NC 28262

T 704.988.4446

rachael.zufall@nuveen.com

May 1, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

    Re:   Rule 497(j) Filing for TIAA Separate Account VA-1 (the “Separate Account”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectus and Statement of Additional Information (“SAI”) that the Separate Account would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 34 to the Separate Account’s Registration Statement on Form N-3 (File Nos. 033-79124, 811-08520); and (ii) the text of this Amendment was filed electronically via EDGAR on April 29, 2025.

Please contact the undersigned at (704) 988-4446 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Rachael M. Zufall
Rachael M. Zufall

Confidential (C)